Earnings/(losses) Per Share (Details) - USD ($)		10 Months Ended	12 Months Ended
	Sep. 22, 2017	Sep. 30, 2017	Sep. 30, 2018
Earnings/(losses) Per Share [Abstract]
Net income		$ 878,644	$ 980,938
Comprehensive income		878,644	980,938
Less: Cumulative dividend on Series A preferred shares		(29,250)	(1,646,775)
Net income/(loss) and comprehensive income/losses available to common shareholders		$ 849,394	$ (665,837)
Weighted average number of common shares outstanding, basic and diluted (in shares)		2,400,000	2,400,000
Earnings/(losses) per common share, basic and diluted (in dollars per share)		$ 0.35	$ (0.28)
Common Stock [Member]
Earnings/(losses) Per Share [Abstract]
Number of shares issued in share exchange transaction (in shares)	2,400,000